Note 10 - Share Capital - Assumptions for the Fair Value Options (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Risk-free interest rate	3.91%	3.53%
Expected volatility	48.00%	57.00%
Expected dividend yield	0.00%	0.00%
Expected life (years)	3	3